UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 6/30/2005

      Check here if Amendment [ ]: Amendment Number: ___________________

                       This Amendment (Check only one):

                       |_| is a restatement
                       |_| adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:     Pine River Capital Management, L.P.
Address:  800 Nicollet Mall, Suite 2710
          Minneapolis, MN 55402


Form 13F File Number: 028-10902

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Pine River Capital Management LLC
By: Brian Taylor
Title:   Sole Member
Phone:   612-238-3302

Signature, Place and Date of Signing:

      /s/ Brian Taylor    800 Nicollet Mall, Suite 2710    Date: August 15, 2005
-----------------------   Minneapolis, MN 55402




Report Type (Check only one):

 x  13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  82,852 (thousands)

List of Other Included Managers:  None

     Form 13F INFORMATION TABLE

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              Column 1               Column 2        Column 3   Column 4          Column 5      Column 6  Column 7    Column 8
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               Name of              Class Title       CUSIP      Value    Shrs or  SH/PRN Put/ Investment  Other  Voting authority
---------------------------------------------------                                                               -----------------
               Issuer                                           (x$1000)  prn amt.        Call discretion managers Sole Shared None
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AFFILIATED MANAGERS GROUP               COM         008252108        1       235    SH    PUT    SOLE      none   Sole
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AFFILIATED MANAGERS GROUP            DBCV 2/2       008252AE8     1568   1000000    SH           SOLE      none   Sole
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AGILENT TECHNOLOGIES INC          DBCV 3.000%12/0   00846UAB7     1981   2000000    PRN          SOLE      none   Sole
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ALLERGAN INC                            COM         018490102        1       100    SH    PUT    SOLE      none   Sole
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AMERICAN GREETINGS CORP           NOTE 7.000% 7/1   026375AJ4     2967   1500000    PRN          SOLE      none   Sole
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AMGEN INC                               COM         031162100        4       742    SH    CALL   SOLE      none   Sole
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AMYLIN PHARMACEUTICALS INC              COM         032346108        4       750    SH    PUT    SOLE      none   Sole
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ANDREW CORP                       NOTE 3.250% 8/1   034425AB4     1140   1000000    PRN          SOLE      none   Sole
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BOULDER TOTAL RETURN FD INC             COM         101541100      440     25800    SH           SOLE      none   Sole
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CARNIVAL CORP                       PAIRED CTF      143658300        0         0    SH           SOLE      none   Sole
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COM *                                   COM         156708109        7      1445    SH    PUT    SOLE      none   Sole
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CIBER INC                         SDCV 2.875%12/1   17163BAB8      890   1000000    PRN          SOLE      none   Sole
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COMMONWEALTH TEL ENTERPRISES      NOTE 3.250% 7/1   203349AB1     1099   1000000    PRN          SOLE      none   Sole
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CUMMINS INC                             COM         231021106       10      1000    SH    PUT    SOLE      none   Sole
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DELTA AIR LINES INC                     COM         247361108      377    100300    SH           SOLE      none   Sole
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DELTA AIR LINES INC                     COM         247361108      210      1200    SH    PUT    SOLE      none   Sole
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DELTA AIR LINES INC               NOTE 8.000% 6/0   247361YP7      517   1375000    PRN          SOLE      none   Sole
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DEVON ENERGY CORP                  DEB 4.900%8/1    25179MAA1     1149   1000000    PRN          SOLE      none   Sole
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DOBSON COMMUNICATIONS CORP             CL A         256069105       21      5000    SH           SOLE      none   Sole
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EASTMAN KODAK CO                        COM         277461109        5      1000    SH    PUT    SOLE      none   Sole
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EL PASO CORP                            COM         28336L109        3       650    SH    PUT    SOLE      none   Sole
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EVERGREEN UTLS & HIGH INCM F            COM         30034Q109      402     18600    SH           SOLE      none   Sole
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FIRST TR VAL LINE & IBBTSN E            COM         33735H105      328     16400    SH           SOLE      none   Sole
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FREEPORT-MCMORAN COPPER & GO      NOTE 7.000% 2/1   35671DAK1     1384   1000000    PRN          SOLE      none   Sole
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FUELCELL ENERGY INC                     COM         35952H106        3       560    SH    PUT    SOLE      none   Sole
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GETTY IMAGES INC                  SDCV 0.500% 6/0   374276AH6     3209   2000000    PRN          SOLE      none   Sole
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GREY WOLF INC                        FRNT 4/0       397888AF5     2597   2000000    PRN          SOLE      none   Sole
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HORACE MANN EDUCATORS CORP N      NOTE 1.425% 5/1   440327AG9      934   2000000    PRN          SOLE      none   Sole
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ING PRIME RATE TR                   SH BEN INT      44977W106      322     45700    SH           SOLE      none   Sole
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JAKKS PAC INC                     NOTE 4.625% 6/1   47012EAB2    11592  10000000    PRN          SOLE      none   Sole
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KERZNER INTL LTD                  NOTE 2.375% 4/1   492520AB7     1692   1500000    PRN          SOLE      none   Sole
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KOREA FD                                COM         500634100     1739     63600    SH           SOLE      none   Sole
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LEAR CORP                            NOTE 2/2       521865AG0     1131   2500000    PRN          SOLE      none   Sole
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LEVEL 3 COMMUNICATIONS INC              COM         52729N100      148     73100    SH           SOLE      none   Sole
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LEVEL 3 COMMUNICATIONS INC              COM         52729N100       47       725    SH    PUT    SOLE      none   Sole
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LIN TELEVISION CORP               SDEB 2.500% 5/1   532776AL5     1740   2000000    PRN          SOLE      none   Sole
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MICRON TECHNOLOGY INC                   COM         595112103      144      1204    SH    CALL   SOLE      none   Sole
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MICRON TECHNOLOGY INC                   COM         595112103     1335    130784    SH           SOLE      none   Sole
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NABORS INDS INC                      DBCV 2/0       629568AF3     1684   2500000    PRN          SOLE      none   Sole
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NAVISTAR INTL CORP NEW                  COM         63934E108       58      3860    SH    PUT    SOLE      none   Sole
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NII HLDGS INC                     NOTE 2.875% 2/0   62913FAC6     2702   2000000    PRN          SOLE      none   Sole
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NORTEL NETWORKS CORP                    COM         656568102       13      1318    SH    CALL   SOLE      none   Sole
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NORTHWEST AIRLS CORP                   CL A         667280101       10      2000    SH    CALL   SOLE      none   Sole
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OPPENHEIMER MULTI-SECTOR INC        SH BEN INT      683933105      472     49500    SH           SOLE      none   Sole
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PHOTRONICS INC                    NOTE 2.250% 4/1   719405AE2     1548   1000000    PRN          SOLE      none   Sole
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PROVIDIAN FINL CORP               NOTE 4.000% 5/1   74406AAC6     2071   1500000    PRN          SOLE      none   Sole
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RADIAN GROUP INC                  DBCV 2.250% 1/0   750236AF8     7049   7000000    PRN          SOLE      none   Sole
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ROYAL CARIBBEAN CRUISES LTD          NOTE 2/0       780153AK8     2864   5000000    PRN          SOLE      none   Sole
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ROYAL CARIBBEAN CRUISES LTD          NOTE 5/1       780153AM4     3032   4000000    PRN          SOLE      none   Sole
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SALOMON BROTHERS FD INC                 COM         795477108     1312    100900    SH           SOLE      none   Sole
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SEPRACOR INC                            COM         817315104        3       527    SH    PUT    SOLE      none   Sole
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SIERRA PAC RES                    NOTE 7.250% 2/1   826428AF1     7962   2750000    PRN          SOLE      none   Sole
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SILICONWARE PRECISION INDS L      SPONSD ADR SPL    827084864       34      6770    SH           SOLE      none   Sole
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SIRIUS SATELLITE RADIO INC        NOTE 2.500% 2/1   82966UAC7     7505   4750000    PRN          SOLE      none   Sole
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STARWOOD HOTELS&RESORTS WRLD      NOTE 3.500% 5/1   85590AAJ3     2416   2000000    PRN          SOLE      none   Sole
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THORATEC CORP                     NOTE 1.379% 5/1   885175AB5      584   1000000    PRN          SOLE      none   Sole
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VERITAS DGC INC                         COM         92343P107      391     14100    SH           SOLE      none   Sole
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                                                                82,852
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